ADMINISTRATIVE AND GENERAL EXPENSES: - Schedule of administrative and general expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ADMINISTRATIVE AND GENERAL EXPENSES:
General and administrative expenses	$ 9,249	$ 3,735	$ 2,612
Salaries and related expenses
ADMINISTRATIVE AND GENERAL EXPENSES:
General and administrative expenses	8,175	3,233	1,440
Depreciation and overheads
ADMINISTRATIVE AND GENERAL EXPENSES:
General and administrative expenses	132	240	273
Other expenses
ADMINISTRATIVE AND GENERAL EXPENSES:
General and administrative expenses	$ 942	$ 262	$ 899